COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

10.COMMITMENTS AND CONTINGENCIES

Legal proceedings

From time to time, the Group may become involved in litigation, claims, and proceedings. The Group evaluates the status of each legal matter and assesses the potential financial exposure. If the potential loss from any legal proceedings or litigation is considered probable and the amount can be reasonably estimated, the Group accrues a liability for the estimated loss. Significant judgment is required to determine the probability of a loss and whether the amount of the loss is reasonably estimated. As of December 31, 2022, 2023 and 2024, based on the information currently available, the Group believes that the loss contingencies that may arise as a result of currently pending legal proceedings are not reasonably possible to have a material adverse effect on the Group’s business, results of operations, financial condition, and cash flows.

Investment commitments

In August 2023, the Group entered into an agreement with Toyota Motor (China) Investment Co., Ltd. and GAC Toyota Motor Co., Ltd. to establish a joint venture and jointly advance the future mass production and large-scale deployment of fully driverless vehicles. As of December 31, 2024, the Group had a future investment commitment of $51.3 million (equivalent to RMB 369.0 million) in cash payable before September 30, 2025.